Investments In Unconsolidated Affiliates (Equity Method Investment Summarized Financial Information, Statement of Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Investments In Unconsolidated Affiliates [Abstract]
Operating revenue	$ 210.7	[1]	$ 211.6	[1],[2]	$ 168.1	[2]
Operating expenses	159.9	[1]	156.7	[1],[2]	127.2	[2]
Net income	$ 50.8	[1]	$ 52.7	[1],[2]	$ 40.4	[2]

[1]	The combined financial information excludes the results of Black Lake since we began accounting for Black Lake as a consolidated subsidiary on July 30, 2010.
[2]	The combined financial information includes the results of Southeast Texas, a transfer of net assets between entities under common control that was accounted for as if the transfer occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.